Stock Options and Nonvested Shares (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk free rate of return	1.32%
Weighted average expected option life	6 years 10 months 10 days
Expected volatility rate	77.81%
Dividend yield
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk free rate of return		1.62%
Weighted average expected option life		6 years 10 months 13 days
Expected volatility rate		79.37%
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk free rate of return		1.39%
Weighted average expected option life		6 years 9 months 26 days
Expected volatility rate		77.74%
Dividend yield